Inventories, Net (Details) - Schedule of inventories - Inventories [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 3,237,940
Finished Goods	12,842,333	3,105,673
Total	18,330,516	3,105,673
Work in process	2,246,653
Others	3,590
Graphite anode materials [Member]
Inventory [Line Items]
Total	12,842,333
Healthcare service gift cards [Member]
Inventory [Line Items]
Total		1,276,550
Chinese tea [Member]
Inventory [Line Items]
Total		718,426
Learning course gift cards [Member]
Inventory [Line Items]
Total		454,852
Latex pillows [Member]
Inventory [Line Items]
Total		138,246
Healthcare products [Member]
Inventory [Line Items]
Total		207,348
Others [Member]
Inventory [Line Items]
Total		$ 310,251